Liquidity and Going Concern (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Going Concern [Abstract]
Net loss		$ (3,981,019)	$ (1,897,230)	$ (10,910,288)	$ (16,312,374)
Working capital deficit	$ (4,275,781)	4,839,164
Net cash from operating activities		$ (473,161)	$ (1,497,633)	$ (4,235,845)	$ (7,398,391)